NOTE 6 - STOCK OPTIONS AND WARRANTS OUTSTANDING (Detail) - Share-based Compensation, Shares Authorized under Stock Option Plans, by Exercise Price Range (USD $)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Number Outstanding (in Shares)	18,073,750	17,973,750
Weighted Average Exercise Price	$ 0.26	$ 0.27
Number Exercisable (in Shares)	18,073,750	17,973,750
Option One [Member]
Range of Exercise Price, Lower	$ 0.08	$ 0.08
Range of Exercise Price, Upper	$ 0.25	$ 0.25
Number Outstanding (in Shares)	10,453,750	10,453,750
Weighted Average Remaining Contractual Life	1 year 3 months	2 years
Weighted Average Exercise Price	$ 0.12	$ 0.12
Number Exercisable (in Shares)	10,453,750	10,453,750
Weighted Average Exercise Price, Exercisable		$ 0.12
Option Two [Member]
Range of Exercise Price, Lower	$ 0.26	$ 0.26
Range of Exercise Price, Upper	$ 1.00	$ 1.00
Number Outstanding (in Shares)	7,620,000	7,520,000
Weighted Average Remaining Contractual Life	266 days	2 years 164 days
Weighted Average Exercise Price	$ 0.40	$ 0.40
Number Exercisable (in Shares)	7,620,000	7,520,000
Weighted Average Exercise Price, Exercisable		$ 0.40
Option Three [Member]
Range of Exercise Price, Lower	$ 1.00	$ 1.00
Range of Exercise Price, Upper	$ 10.00	$ 10.00